UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Forstmann Asset Management LLC
Address:   399 Park Avenue
           37th  Floor
           New York, New York  10022

13F File Number: 28-10032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Kunar
Title:     Chief Operating Officer
Phone:    (212)  418-1235


Signature, Place and Date of Signing:

/s/ Andrew Kunar                New York, New York             April 22, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:  $46,655
                                         (in thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  No.   Form 13F File Number                  Name


                                                   FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                    Title                   Value    Shares/ Sh/   Put/    Invstmt   Other
Name of Issuer                      of class   CUSIP       (x$1000)  Prn Amt Prn   Call    Dscretn   Mgrs    Sole     Shared  None
--------------                      --------   -----       --------  ------- ----  ----   -------   ----     ----     ------  ----

AAIPHARMA INC                       COM        00252W104   4276      496000  SH            Sole              496000
ABGENIX INC                         COM        00339B107    783       90000  SH            Sole               90000
ALEXION PHARMACEUTICALS INC         COM        015351109   2736      225000  SH            Sole              225000
ALKERMES, INC                       COM        01642T108   1134      125000  SH            Sole              125000
AMERICAN HEALTHWAYS, INC            COM        02649V104   4066      214000  SH            Sole              214000
ANDRX CORP COM                      COM        034553107   2891      245000  SH            Sole              245000
AT&T CORP WIRELESS GROUP            COM        00209A106   2739      415000  SH            Sole              415000
BIOSPHERE MEDICAL INC               COM        09066V103    949      201950  SH            Sole              201950
D & K HEALTHCARE RESOURCES INC      COM        232861104   1790      175000  SH            Sole              175000
ENZON INC                           COM        293904108   5675      500000  SH            Sole              500000
HAIN FOOD GROUP INC COM             COM        405217100   4155      275000  SH            Sole              275000
ICOS CORP.                          COM        449295104   1871      100000  SH            Sole              100000
IMPAX LABORATORIES INC              COM        45256B101    337       75000  SH            Sole               75000
LABRANCHE & CO, INC                 COM        505447102    919       50000  SH            Sole               50000
MEDAREX INC                         COM        583916101   2020      625500  SH            Sole              625500
MYRIAD GENETICS                     COM        62855J104   1919      190000  SH            Sole              190000
NET.B@NK INC                        COM        640933107    186       20000  SH            Sole               20000
PROTEIN DESIGN LABS, INC.           COM        74369L103   3901      525000  SH            Sole              525000
REGENERON PHARM                     COM        75886F107    564       75000  SH            Sole               75000
SHIRE PHARMACEUTICAL GROUP          COM        82481R106   3187      172000  SH            Sole              172000
VERTEX PHARMACEUTICALS, INC         COM        92532F100    557       50000  SH            Sole               50000







03020.0001 #400024